EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Computation of basic and diluted gain (loss) per share
Net income attributable to Canadian Solar Inc. - basic (in dollars)	$ 237,070	$ 99,572	$ 65,249
Dilutive effect of interest expense of convertible notes	4,683	4,649
Net income attributable to Canadian Solar Inc. - diluted	$ 241,753	$ 104,221	$ 65,249
Denominator for basic calculation - weighted average number of common shares - basic	58,914,540	58,167,004	57,524,349
Diluted effects of share number from share options and RSUs	543,797	547,821	534,714
Dilutive effects of share number from convertible notes	2,833,333	2,833,333
Denominator for diluted calculation - weighted average number of common shares - diluted	62,291,670	61,548,158	58,059,063
Basic earnings per share (in dollars per share)	$ 4.02	$ 1.71	$ 1.13
Diluted earnings per share (in dollars per share)	$ 3.88	$ 1.69	$ 1.12
Share options and RSUs
Computation of basic and diluted gain (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	276,618	372,743	476,043